Accounts receivable, net - Movements in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Beginning balance	¥ (71)		¥ (785)
Additions	(29,383)	¥ (1,709)
Write offs	5,669	1,638	¥ 785
Ending balance	¥ (23,785)	¥ (71)